Earnings Per Share	9 Months Ended
Sep. 30, 2024
Basic EPS
Earnings Per Share

2. Earnings Per Share

The Company’s unvested restricted stock awards have the right to receive nonforfeitable dividends on the same basis as common shares; therefore, unvested restricted stock is considered a participating security in the computation of earnings per share (“EPS”). Accordingly, the Company applies the two-class method in the computation of basic EPS which allocates earnings from holders of common stock to holders of unvested restricted stock awards. Diluted EPS attributable to the Company’s common stock is computed using both the two-class method and the treasury stock method, and the more dilutive of the two computations is presented.

Historical earnings per unit are not meaningful or comparable because, prior to the IPO and Reorganization, Jefferson Capital Holdings, LLC, the predecessor to Jefferson Capital, Inc., was a single member limited liability company. Accordingly, earnings per unit are not presented for the three and nine months ended September 30, 2024. In addition, because the nature of the Reorganization described in Note 1 does not constitute a stock dividend, stock split or reverse stock split, basic EPS and diluted EPS does not give retroactive effect to the Reorganization in a manner similar to a stock split or stock dividend in the historical financial statements of the Company. Therefore, EPS for periods preceding the Reorganization and IPO is not presented.

The computation of earnings per share for the three and nine months ended September 30, 2025 are (in thousands, except per share and footnote amounts):

	FOR THE THREE MONTHS ENDED SEPTEMBER 30,		FOR THE NINE MONTHS ENDED SEPTEMBER 30,
	2025	2024	2025	2024
Basic EPS
Numerator
Net income	$38,362	$36,878	$150,234	$101,937
Less: Earnings allocated to participating securities	3,798	—	14,878	—
Net income available to common stockholders	34,564	36,878	135,356	101,937

Denominator
Weighted average shares outstanding(1)	58,279	—	20,493	—
Basic EPS	$0.59	$—	$6.60	$—

Diluted EPS
Numerator
Net income available to common stockholders	$34,564	$36,878	$135,356	$101,937
Reallocation of earnings from participating securities	—	—	—	—
Net income available to common stockholders for diluted EPS	$34,564	$36,878	$135,356	$101,937

Denominator
Weighted average shares outstanding(1)	58,279	—	20,493	—
Weighted average effect of dilutive securities:
Options(2)	—	—	—	—
Nonvested restricted stock	—	—	—	—
Number of shares used for diluted EPS computation	58,279	—	20,493	—
Diluted EPS	$0.59	$—	$6.60	$—

(1)	Weighted average common shares outstanding used in the computation of basic and diluted EPS for the nine-months ended September 30, 2025 is determined using the period from June 27, 2025, the date of the IPO, through September 30, 2025.
(2)	Options outstanding of 460,803 at September 30, 2025 were determined to be antidilutive and excluded from the dilutive EPS computation.